Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at banks and on hand	$ 28,854	$ 32,536
Restricted cash	300	0
Short-term deposits	21,010	44
Total	$ 50,164	$ 32,580